WARRANTS (Tables)	12 Months Ended
Dec. 31, 2025
Warrants
SUMMARY OF WARRANT ACTIVITY

The table below summarizes the Company’s warrant activities:

	Number of Ordinary Shares Warrants (*)	Number of Series A, B, C, D Warrants (*)	Number of Series Seed Shares Warrants	Exercise Price Range Per Share	Weighted Average Exercise Price
Balance at December 31, 2023	1,456	27	4,165	$360 to $433,567	$1,029.40
Exercised	(86,604)	-	-	$90 to $7,500	$393.80
Adjustment due to triggering events	922,171	-	-	$90.00	$90.00
Balance at December 31, 2024	837,023	27	4,165	$90 to $433,567	$93.80
(Exercised)	(1,592,742)	-	-	$1.50 to $90	$19.69
Issued	182,349	-	-	$0.05	$0.05
Adjustments due to triggering events	27,995,716	-	-	$10.87	$10.87
Balance at December 31, 2025	27,422,346	27	4,165	$0.05 to $2,000	$10.81

(*)	Ordinary and preferred shares warrants are adjusted for the Reverse Splits.